Noncontrolling Interests	12 Months Ended
Aug. 02, 2015
Income Amounts Attributable to Noncontrolling Interest, Disclosures [Abstract]
Noncontrolling Interest
Noncontrolling Interests
We own a 60% controlling interest in a joint venture formed with Swire Pacific Limited to support the development of our soup and broth business in China. The joint venture began operations on January 31, 2011. In February 2013, we contributed additional cash of $5 and the joint venture partner contributed additional cash of $3. In August 2013, we contributed additional cash of $7 and the joint venture partner contributed additional cash of $5. In 2014, together with our joint venture partner, we restructured manufacturing and streamlined operations for our soup and broth business in China. The after-tax restructuring charge attributable to the noncontrolling interest was $5. See also Note 8. In June 2015, we contributed additional cash of $14 and the joint venture partner contributed additional cash of $9.
We also own a 70% controlling interest in a Malaysian food products manufacturing company.
The noncontrolling interests' share in the net earnings (loss) was included in Net earnings (loss) attributable to noncontrolling interests in the Consolidated Statements of Earnings. The noncontrolling interests in these entities were included in Total equity in the Consolidated Balance Sheets and Consolidated Statements of Equity.